SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Apr. 01, 2019	May 31, 2018	May 31, 2017	Nov. 30, 2016	May 31, 2016	Jun. 30, 2015	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2021 CNY (¥)	Mar. 01, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Mar. 01, 2019 USD ($)
Goodwill, Impairment Loss							$ 107,399	$ 28,998	$ 0
Contract liabilities of deferred revenue							1,417,498	781,000
VAT (as a percent)	13.00%	16.00%	16.00%
Operating lease right-of-use assets							1,545,735	1,243,692					$ 1,024,863
Operating lease liabilities							1,576,235						1,026,728
Advertising costs							803,120	248,807	114,697
Foreign currency translation, exchange gain (loss)							(12,311)	(968)	$ 3,108
Cash and cash equivalents							3,242,953	1,873,866		¥ 1,754,509		¥ 1,435,739
Adjustment in balance of retained earnings							624,883	$ 786,097
Debt securities, held-to-maturity, allowance for credit loss							$ 0
Cumulative adjustment | ASU 2016-13
Adjustment in balance of retained earnings											$ 6,651
Xinxin Xiangrong
VAT (as a percent)						6.00%
Beijing Xintang Sichuang, TAL Beijing, Yidu Huida | Xueersi Education
VAT (as a percent)							6.00%
Zhixuesi Beijing
VAT (as a percent)				6.00%
Pengxin TAL
VAT (as a percent)					6.00%
Yizhen Xuesi
VAT (as a percent)				6.00%
Online education services through www.xueersi.com
VAT (as a percent)							6.00%
Minimum
Maturity period of investments							3 months	3 months
VAT (as a percent)							3.00%
Maximum
Maturity period of investments							12 months	12 months
VAT (as a percent)							16.00%
Equity Securities Without Readily Determinable Fair Value [Member] | Revision of Prior Period, Error Correction, Adjustment
Adjustment in balance of retained earnings													$ 4,163